Offerings - Offering: 1	Jun. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 302,291,938.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,746.52
Offering Note	(1) Plus, in each case, accrued interest from, and including, May 21, 2026, to, but excluding, the issue date. (2) In each case, including accrued interest referred to above. (3) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933. The registration fee of US$41,746.52 for this offering is being paid out of SEK's SEC account, the current balance of which is US$85,196.38 as of the date hereof. After payment of the registration fee for this offering, US$43,449.86 remains available in SEK's account for future registration fees.